Land Use Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
LAND USE RIGHTS

11         LAND USE RIGHTS

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰

Land use rights	$12,267,235	$12,182,100
Less: Accumulated amortization	(1,346,759)	(1,113,338)

	$10,920,476	$11,068,762

For the six months ended June 30, 2012 and 2011, amortization expense related to land use rights was $225,868 and $217,999, respectively. For the three months ended June 30, 2012 and 2011, amortization expense related to land use rights was $112,934 and $109,677, respectively.

9         LAND USE RIGHTS

Land use rights consist of the following:

As of December 31,
2011	2010
Land use rights	$12,182,100	$11,740,943
Less: Accumulated amortization	(1,113,338)	(641,068)

	$11,068,762	$11,099,875

For the years ended December 31, 2011 and 2010, amortization expense related to land use rights was $441,234 and $274,589, respectively.